EVENTS AFTER THE BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2019
EVENTS AFTER THE BALANCE SHEET DATE
EVENTS AFTER THE BALANCE SHEET DATE

42.    EVENTS AFTER THE BALANCE SHEET DATE

In early 2020, the outbreak of Coronavirus Disease 2019 (“COVID-19”) has significant impacts on the consumption of refined oil products and sales of chemical products of the Group. The Group has taken a series of strong and effective measures, and has coordinated the prevention and control of the COVID-19 and the resumption of work and production with all-out efforts to minimize its impact.

International crude oil prices dropped significantly in March 2020 under the impact of the outbreak of the COVID-19 and the breakdown of OPEC's production reduction negotiation, which has a significant impact on the Group's operation.

The COVID-19 and international crude oil prices drop in March 2020 are events arose after the balance sheet date, which are non-adjusting events after the balance sheet date. The Group will keep continuous attention on the situation of the COVID-19 and future fluctuation in oil prices, take responsive tackling measures, and assess the impact on the financial position and operating results of the Group after the balance sheet date. Up to the date of the issuance of the consolidated financial statements, the assessment is still in progress.